Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Loss	$ (3,535)	$ (4,686)	$ (8,949)
Adjustments to the profit or loss items:
Depreciation and amortization	164	179	147
Loss (gain) from sale of equipment		1,223	(7)
Cost of share-based payment	91	553	604
Finance expenses (income), net	(476)	156	(748)
Impairment loss of intangible assets			273
Impairment loss of goodwill			160
Impairment of investment in associate	795
Aborted public offering costs			53
Tax benefit			(60)
Total adjustments to the profit or loss	574	2,111	422
Working capital adjustments:
Decrease (increase) in other accounts receivable	(519)	329	(99)
Increase (decrease) in trade payables	(752)	(840)	177
Increase (decrease) in other accounts payable	(75)	(736)	649
Increase(decrease) in related parties		(874)	668
Working capital	(1,346)	(2,121)	1,395
Net cash used in operating activities	(4,307)	(4,696)	(7,132)
Cash flows from investing activities:
Investment in restricted bank deposits	24	(1)	(10)
Purchase of property and equipment		(1)	(17)
Proceeds from sale of property and equipment		724	44
Proceeds from (investment in) convertible loans		546	(2,125)
Acquisition of initially consolidated subsidiary (a)			14
Net cash provided by (used in) investing activities	24	1,268	(2,094)
Cash flows from financing activities:
Proceeds from issue of share capital (net of issuance expenses) (b)	2,650	2,216
Issue of warrants (b)	2,376	682
Payment of issuance expenses related to previous period (b)	116	(30)
Interest paid on lease liability	(7)	(17)
Repayment of lease liability	(26)	(47)
Issue of convertible debentures (net of issuance expenses) (b)			1,481
Prepaid public offering costs			(36)
Repayment of short-term credit	(1,410)
Receipt of short-term credit from others, net	1,660		91
Net cash provided by financing activities	5,359	2,804	1,536
Exchange rate differences on cash in foreign currency		9	301
Exchange rate differences on translation differences on cash			(321)
Exchange rate differences, Total		(9)	(20)
Increase (decrease) in cash	1,076	(615)	(7,710)
Cash at the beginning of the period	870	1,485	9,195
Cash at the end of the period	$ 1,946	$ 870	$ 1,485